STATEMENT OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (372,472)	$ (7,376,679)
Adjustments to reconcile net loss to net cash used in operating activities:
Prepaid stock issued for services	0	1,081,041
Common stock issued for services - related party	0	5,750,000
Loss on conversion of debt	2,422	(0)
Loss on conversion of preferred stock	140,853	(0)
Change in fair value of derivative	36,159	238,205
Debt discount amortization	49,157	114,583
Changes in assets and liabilities:
Prepaids and other assets	0	16,712
Accounts payable	7,258	2,167
Accrued expenses	17,941	20,548
Accrued expenses – related party	(1,273)	15,316
Accrued compensation	93,293	32,688
Net cash used in operating activities	(26,662)	(105,419)
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash used in investing activities	0	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the sale of common stock	10,000	0
Proceeds from the sale of preferred stock	0	46,500
Proceeds from notes payable	25,800	0
Payment on notes payable	0	(5,881)
Net cash provided by financing activities	35,800	40,619
Net change in cash	9,138	(64,800)
Cash at the beginning of period	4,391	71,724
Cash at the end of period	13,529	6,924
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid	0	0
Income taxes paid	0	0
NON-CASH TRANSACTIONS:
Conversion of debt	$ 39,203	$ 97,154